Capital and Leasing Commitments - Disclosure of Detailed Information About Contracted Commitments Explanatory (Details) (Bendon Limited) - Bendon Limited [Member] - NZD ($) $ in Thousands	Jan. 31, 2018	Jan. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
DisclosureOfCapitalAndLeasingCommitmentsLineItems [Line Items]
Contractual capital commitments	$ 15,806	$ 19,569	$ 22,754	$ 25,607
Not Later than One Year [Member]
DisclosureOfCapitalAndLeasingCommitmentsLineItems [Line Items]
Contractual capital commitments	3,797	3,652	3,696	3,147
Between One Year and Five Years [Member]
DisclosureOfCapitalAndLeasingCommitmentsLineItems [Line Items]
Contractual capital commitments	12,009	15,917	16,775	15,808
Later than Five Years [Member]
DisclosureOfCapitalAndLeasingCommitmentsLineItems [Line Items]
Contractual capital commitments			$ 2,283	$ 6,652